IMPAIRMENT (Details 2) - Individual assets or cash-generating units [member] $ in Millions	Dec. 31, 2017 USD ($)
$100 per ounce change in gold price [Member]
Impairment [Line Items]
Recoverable Amount	$ 235.1
0.5% change in discount rate [Member]
Impairment [Line Items]
Recoverable Amount	25.9
5% change in exchange rate [Member]
Impairment [Line Items]
Recoverable Amount	106.5
5% change in operating costs [Member]
Impairment [Line Items]
Recoverable Amount	90.3
5% change in in-situ ounces [Member]
Impairment [Line Items]
Recoverable Amount	$ 20.2